Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant equity awards to our employees and directors on an annual basis. We also grant, upon a pre-determined election, fully vested shares to non-employee directors on a quarterly basis in lieu of a cash retainer. We may also grant equity awards to individuals upon hire, at the first election to the board of directors (with respect to non-employee directors), promotion, recognition or for retention purposes. We currently do not grant stock options, stock appreciation rights or similar option-like instruments, and only grant RSUs, PSUs, restricted stock awards and fully-vested shares. During the last fiscal year, neither our board of directors nor the compensation and HR committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We grant equity awards to our employees and directors on an annual basis. We also grant, upon a pre-determined election, fully vested shares to non-employee directors on a quarterly basis in lieu of a cash retainer. We may also grant equity awards to individuals upon hire, at the first election to the board of directors (with respect to non-employee directors), promotion, recognition or for retention purposes. We currently do not grant stock options, stock appreciation rights or similar option-like instruments, and only grant RSUs, PSUs, restricted stock awards and fully-vested shares.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the last fiscal year, neither our board of directors nor the compensation and HR committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false